Stock-Based Compensation, Restricted Stock Units (Details) - Restricted Stock [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Weighted average grant date fair value (in dollars per share)	$ 169.23	$ 116.72	$ 128.59
Length of service after grant date	1 year
Retirement eligibility, employee age	60 years
Service period, minimum	5 years
Retirement eligibility, employee age with no service requirement	65 years
Unrecognized compensation costs related to stock awards	$ 34
Unrecognized compensation costs related to equity awards after income taxes	$ 26
Weighted average remaining period for recognition of unrecognized costs related to equity awards	1 year 1 month 6 days
Fair value of restricted stock unit awards vested	$ 53	$ 57	$ 82
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance, Nonvested (in shares)	977,900
Granted (in shares)	305,600
Vested (in shares)	(318,400)
Forfeited (in shares)	(62,400)
Ending Balance, Nonvested (in shares)	902,700	977,900
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning Balance, Nonvested (in dollars per share)	$ 119.55
Granted (in dollars per share)	169.23	$ 116.72	$ 128.59
Vested (in dollars per share)	114.46
Forfeited (in dollars per share)	134.56
Ending Balance, Nonvested (in dollars per share)	$ 137.12	$ 119.55
Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year